Severance Indemnities And Pension Plans	12 Months Ended
Mar. 31, 2012
Severance Indemnities And Pension Plans [Abstract]
Severance Indemnities And Pension Plans

13.     SEVERANCE INDEMNITIES AND PENSION PLANS

Defined Benefit Pension Plans

The MUFG Group has funded contributory and non-contributory defined benefit pension plans ("pension benefits"), which cover substantially all of their employees and provide for lifetime annuity payments commencing at age 65 based on eligible compensation at the time of severance, rank, years of service and other factors.

BTMU and certain domestic subsidiaries, MUSHD, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans ("CDBPs") which provide benefits to all their domestic employees. MUTB has a contributory CDBP similar to these non-contributory CDBPs.

In December 2011, in accordance with the Defined Benefit Corporate Pension Plan Act, which permits each employer and employees' pension fund plan to separate the substitutional portion of the employees' pension fund from the rest of the fund and transfer the related obligation and assets to the Japanese government, MUTB obtained an approval from the Minister of Health, Labor and Welfare for an exemption from the obligation to pay benefits for future employee services related to the substitutional portion of the governmental welfare pension program. It is also in the process to submit an application to transfer the benefit obligation for past employee services related to the substitutional portion and the related government-specified portion assets. After the application is approved by the Japanese government, the benefit obligation for past employee services related to the substitutional portion and the related plan assets will be transferred to the Japanese government. The guidance, which addresses the accounting for the transfer to the Japanese government of a substitutional portion of employee pension fund liabilities, requires employers to account for the entire separation process of a substitutional portion from an entire plan upon completion of the transfer of the substitutional portion of the benefit obligation for both the past and the future employee services and the related plan assets to the government in a single settlement transaction. In accordance with the guidance, no accounting for the transfer was recorded for the fiscal year ended March 31, 2012.

In addition to the CDBPs, BTMU and MUTB had non-contributory closed Tax-Qualified Pension Plans ("closed TQPPs"), which were defined benefit pension plans that provide benefits to certain retired employees, excluding directors in Japan, based on eligible compensation at the time of severance, years of service and other factors. MUTB also had a contributory closed TQPP in addition to the non-contributory closed TQPPs. On March 2012, Tax-Qualified Pension Plans were abolished pursuant to the Amendment to the 2011 Tax Reform enacted on 2011. Prior to the abolishment, the contributory and non-contributory closed TQPPs held by BTMU and MUTB were integrated into their non-contributory CDBPs. The balances of projected benefit obligations and plan assets of the closed TQPPs were directly transferred with no impact on the MUFG Group's financial position and results of operations.

The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the

United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.

Severance Indemnities Plans

The MUFG Group has severance indemnities plans ("SIP"s) under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.

Other Postretirement Plans

The MUFG Group's foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits ("other benefits").

Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2010, 2011 and 2012 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2010	2011	2012	2010		2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥41,823	¥39,713	¥39,709	¥6,414	¥872	¥6,092	¥909	¥6,328	¥968
Interest costs on projected benefit obligation	29,071	33,184	31,509	10,587	1,226	10,900	1,335	10,649	1,192
Expected return on plan assets	(49,826)	(56,105)	(55,336)	(15,309)	(936)	(16,220)	(1,086)	(14,216)	(1,106)
Amortization of net actuarial loss	51,980	15,600	29,424	2,682	678	1,386	516	6,221	514
Amortization of prior service cost	(9,801)	(10,576)	(11,534)	39	(67)	51	(61)	35	(57)
Amortization of net obligation at transition	(1)	—	—	—	123	—	115	—	105
Loss on settlements and curtailment	3,037	3,706	4,378	—	—	—	—	40	—

Net periodic benefit cost	¥66,283	¥25,522	¥38,150	¥4,413	¥1,896	¥2,209	¥1,728	¥9,057	¥1,616

The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2010	2011	2012	2010		2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.66%	2.05%	1.91%	5.70%	5.77%	6.10%	6.04%	5.67%	5.36%
Discount rates in determining benefit obligation	2.05	1.91	1.55	6.10	6.04	5.67	5.36	4.73	4.70
Rates of increase in future compensation level for determining expense	3.07	3.06	3.23	4.64	—	4.72	—	4.67	—
Rates of increase in future compensation level for determining benefit obligation	3.06	3.23	3.31	4.72	—	4.67	—	4.60	—
Expected rates of return on plan assets	3.02	2.98	3.11	7.50	8.00	7.49	8.00	7.49	8.00

The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year, and the effect of a one-percentage-point change in the assumed health care cost trend rate:

	UNBC		Other than UNBC
	2011(1)	2012(1)	2011(1)	2012(1)
Initial trend rate	9.12%	8.90%	7.50%	7.50%
Ultimate trend rate	5.00%	5.00%	5.00%	4.50%
Year the rate reaches the ultimate trend rate	2018	2018	2016	2018

	UNBC		Other than UNBC
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥284	¥(234)	¥85	¥(65)
Effect on postretirement benefit obligation	2,394	(2,027)	1,104	(875)

Note:

(1)	Fiscal years of UNBC and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2010 and 2011, respectively.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2011 and 2012:

	Domestic subsidiaries					Foreign offices and subsidiaries
	2011		2012			2011		2012
	Non-contributory pension benefits and SIP	Contributory pension benefits	Non-contributory pension benefits and SIP	Contributory pension benefits		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,303,012	¥367,501	¥1,328,152	¥381,457		¥193,008	¥23,552	¥195,080	¥23,653
Service cost	34,320	5,393	33,605	6,104		6,092	909	6,328	968
Interest cost	25,608	7,576	24,394	7,115		10,900	1,335	10,649	1,192
Plan participants' contributions	—	1,061	—	726		12	439	13	420
Acquisitions/ Divestitures	(577)	—	(268)	—		19	—	—	—
Amendments	8,242	—	(27,159)	—		1	—	98	—
Actuarial loss	26,935	13,353	86,204	26,491		14,290	1,944	30,020	958
Benefits paid	(52,583)	(13,427)	(63,968)	(14,043)		(6,377)	(1,714)	(6,845)	(1,655)
Lump-sum payment	(16,805)	—	(15,613)	—		(194)	(10)	(754)	—
Translation adjustments and other	—	—	18,586 (1)	(18,586	)(1)	(22,671)	(2,802)	(9,228)	(835)

Benefit obligation at end of fiscal year	1,328,152	381,457	1,383,933	389,264		195,080	23,653	225,361	24,701

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,436,335	474,487	1,348,510	451,373		183,445	14,240	190,130	14,043
Actual return (loss) on plan assets	(61,992)	(17,535)	(18,132)	1,574		23,418	1,679	4,528	78
Employer contributions	26,737	6,787	28,135	16,645		11,728	1,168	2,835	1,128
Acquisitions/ Divestitures	13	—	(36)	—		26	—	—	—
Plan participants' contributions	—	1,061	—	726		12	439	13	420
Benefits paid	(52,583)	(13,427)	(63,968)	(14,043)		(6,377)	(1,714)	(6,845)	(1,655)
Translation adjustments and other	—	—	22,565 (1)	(22,565	)(1)	(22,122)	(1,769)	(7,870)	(644)

Fair value of plan assets at end of fiscal year	1,348,510	451,373	1,317,074	433,710		190,130	14,043	182,791	13,370

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥71,972	¥69,916	¥17,969	¥44,446		¥9,947	¥—	¥3,175	¥—
Accrued benefit cost	(51,614)	—	(84,828)	—		(14,897)	(9,610)	(45,745)	(11,331)

Net amount recognized	¥20,358	¥69,916	¥(66,859)	¥44,446		¥(4,950)	¥(9,610)	¥(42,570)	¥(11,331)

Note:

(1)	Represents a transfer from contributory closed TQPP to non-contributory CDBP in MUTB.

The aggregated accumulated benefit obligations of these plans at March 31, 2011 and 2012 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011	2012
	(in millions)
Aggregated accumulated benefit obligations	¥1,685,442	¥1,747,624	¥181,239	¥209,145

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2011 and 2012 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011	2012
	(in millions)
Projected benefit obligations	¥115,835	¥1,332,424	¥27,588	¥209,930
Accumulated benefit obligations	110,342	1,308,177	26,927	193,899
Fair value of plan assets	69,059	1,247,873	12,750	164,314

BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥13,617 million, ¥17,098 million and ¥34,600 million, respectively. The ¥34,600 million charged to operations for the fiscal year ended March 31, 2012 mainly consisted of ¥20,512 million related to MUSHD.

The following table presents the amounts recognized in accumulated other changes in equity from nonowner sources of the MUFG Group at March 31, 2011 and 2012:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥493,526	¥644,335	¥54,427	¥6,709	¥85,384	¥7,982
Prior service cost	(43,264)	(58,889)	172	(181)	127	(148)
Net obligation at transition	—	—	—	245	—	102

Gross pension liability adjustments	450,262	585,446	54,599	6,773	85,511	7,936
Taxes	(180,954)	(235,331)	(21,486)	(2,675)	(33,581)	(3,126)

Net pension liability adjustments	¥269,308	¥350,115	¥33,113	¥4,098	¥51,930	¥4,810

The following table presents the changes in equity from nonowner sources in the fiscal years ended March 31, 2011 and 2012:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss arising during the year	¥175,922	¥184,611	¥7,129	¥1,360	¥40,553	¥2,093
Prior service cost arising during the year	8,243	(27,159)	28	34	(3)	(29)
Losses (gains) due to amortization:
Net actuarial loss	(15,600)	(29,424)	(1,386)	(516)	(6,221)	(514)
Prior service cost	10,576	11,534	(51)	61	(35)	57
Net obligation at transition	—	—	—	(115)	—	(105)
Curtailment and settlement	(3,706)	(4,378)	—	—	(40)	—
Foreign currency translation adjustments	—	—	(6,804)	(800)	(3,342)	(339)

Total changes in Accumulated other changes in equity from nonowner sources	¥175,435	¥135,184	¥(1,084)	¥24	¥30,912	¥1,163

The following table presents the expected amounts that will be amortized from accumulated other changes in equity from nonowner sources as components of net periodic benefit cost, before taxes, for the fiscal year ending March 31, 2013:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥37,759	¥7,578	¥698
Prior service cost	(12,311)	30	(54)
Net obligation at transition	—	—	78

Total	¥25,448	¥7,608	¥722

Investment policies

MUFG's investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.

The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2012 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	37.0%	0.3%	—%
Japanese debt securities	37.3	—	—
Non-Japanese equity securities	11.4	58.0	70.0
Non-Japanese debt securities	6.2	30.9	30.0
Real estate	—	8.0	—
Short-term assets	8.1	2.8	—

Total	100.0%	100.0%	100.0%

Basis and procedure for estimating long-term return of each asset category

MUFG's expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.

MUFG has determined the expected long-term rate of return for each asset category as below:

•	Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities

•	Japanese debt securities: economic growth rate of Japan

•	Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities

•	Non-Japanese debt securities: global economic growth rate

Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants' benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.

Cash flows

The MUFG Group expects to contribute to the plan assets for the fiscal year ending March 31, 2013 based upon its current funded status and expected asset return assumptions as follows:

For the pension benefits of domestic subsidiaries	¥40.5 billion
For the pension benefits of foreign offices and subsidiaries	14.0 billion
For the other benefits of foreign offices and subsidiaries	1.2 billion

Estimated future benefit payments

The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2013	¥80,353	¥6,876	¥1,310
2014	82,786	7,614	1,409
2015	84,872	7,976	1,493
2016	86,120	8,780	1,581
2017	87,102	9,244	1,667
Thereafter (2018-2022)	434,603	59,505	9,069

Fair value measurement of the plan assets

The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the valuation hierarchy described in Note 29.

Government bonds and other debt securities

When quoted market prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair value of securities and such securities are classified in Level 1 of the valuation hierarchy. Level 1 securities include Japanese government bonds, most of non-Japanese government bonds and certain corporate bonds. When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the valuation hierarchy. Level 2 securities include certain non-Japanese government bonds, official institutions bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the valuation hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.

Marketable equity securities

When quoted market prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the valuation hierarchy. When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy.

Japanese pooled funds

Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds' investments, Japanese pooled funds are categorized into four major fund types; Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values and generally classified in Level 2 of the valuation hierarchy. Japanese pooled funds classified in Level 3 of the valuation hierarchy have underlying investments in non-Japanese debt securities and loans receivable whose fair values are measured by using significant unobservable inputs and there is inherent lack of the funds' liquidity.

Other investment funds

Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted market prices and classified in Level 1 or Level 2 of the valuation hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values. The funds for which the fair values are measured at their net asset value are classified either in Level 2 or Level 3 depending on the nature of any restrictions on the investor's ability to redeem its investments at the measurement date or in the near future. Other investment funds classified in Level 3 of the valuation hierarchy mainly consist of certain private investment funds and real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds' liquidity.

Japanese general accounts of life insurance companies

These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 in the valuation hierarchy.

Other investments

Other investments mainly consist of call loans and the rest consist of miscellaneous accounts such as deposits with banks and short term investments. These instruments are generally classified in Level 1 or Level 2 of the valuation hierarchy depending on observability of the inputs to measure their fair values.

The following table presents the fair value of each major category of plan assets as of March 31, 2011 and 2012:

Pension benefits and SIP Investments:

At March 31, 2011	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥81,695	¥—	¥—	¥81,695	¥—	¥—	¥—	¥—
Non-Japanese government bonds	41,397	2,406	—	43,803	3,304	4,693	—	7,997
Other debt securities(1)	4,294	53,829	6,356	64,479	—	8,794	—	8,794
Japanese marketable equity securities(2)	620,056	86	—	620,142	—	—	—	—
Non-Japanese marketable equity securities	21,755	446	93	22,294	14,350	—	—	14,350
Japanese pooled funds:
Japanese marketable equity securities(2)	—	87,472	—	87,472	—	—	—	—
Japanese debt securities(1)	—	236,111	—	236,111	—	—	—	—
Non-Japanese marketable equity securities	—	158,832	—	158,832	—	—	—	—
Non-Japanese debt securities	—	72,564	6,313	78,877	—	—	—	—
Other	—	9,058	2,501	11,559	—	—	—	—

Total pooled funds	—	564,037	8,814	572,851	—	—	—	—

Other investment funds	—	102,855	37,694	140,549	84,315	63,551	9,982	157,848	(4)
Japanese general account of life insurance companies(3)	—	150,583	—	150,583	—	—	—	—
Other investments	2,053	101,434	—	103,487	72	713	356	1,141

Total	¥771,250	¥975,676	¥52,957	¥1,799,883	¥102,041	¥77,751	¥10,338	¥190,130

At March 31, 2012	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥72,752	¥—	¥—	¥72,752	¥—	¥—	¥—	¥—
Non-Japanese government bonds	42,290	590	—	42,880	1,551	5,895	—	7,446
Other debt securities(1)	1,169	34,474	5,995	41,638	—	10,382	—	10,382
Japanese marketable equity securities(2)	546,179	14	—	546,193	—	—	—	—
Non-Japanese marketable equity securities	19,048	532	87	19,667	11,372	—	—	11,372
Japanese pooled funds:
Japanese marketable equity securities(2)	—	61,569	—	61,569	—	—	—	—
Japanese debt securities(1)	—	267,889	—	267,889	—	—	—	—
Non-Japanese marketable equity securities	—	164,195	—	164,195	—	—	—	—
Non-Japanese debt securities	—	75,554	5,807	81,361	—	—	—	—
Other	—	38,741	2,501	41,242	—	—	—	—

Total pooled funds	—	607,948	8,308	616,256	—	—	—	—

Other investment funds	—	92,731	41,097	133,828	74,530	65,582	12,282	152,394	(4)
Japanese general account of life insurance companies(3)	—	166,184	—	166,184	—	—	—	—
Other investments	2,420	108,966	—	111,386	68	785	344	1,197

Total	¥683,858	¥1,011,439	¥55,487	¥1,750,784	¥87,521	¥82,644	¥12,626	¥182,791

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,821 million (0.10% of plan assets) and ¥828 million (0.05 % of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,522 million (0.31% of plan assets) and ¥5,152 million (0.29% of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
(3)	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.24% (from April 1, 2010 to March 31, 2011) and 1.17% (from April 1, 2011 to March 31, 2012).
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥79,520 million of mutual funds and ¥19,829 million of common collective funds, and of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, which were held by UNBC at December 31, 2010 and 2011, respectively.

Other post retirement plan investments:

Foreign offices and subsidiaries
	March 31, 2011				March 31, 2012
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)				(in millions)
Other investment funds(1)	¥7,980	¥6,063	¥—	¥14,043	¥7,491	¥5,879	¥—	¥13,370

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

The following tables present a reconciliation of plan assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2011 and 2012:

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other debt securities	¥2,813	¥(25)	¥(117)	¥4,222	¥—	¥(537)	¥6,356
Non-Japanese marketable equity securities	—	—	(24)	117	—	—	93
Japanese pooled funds:
Non-Japanese debt securities	6,209	—	104	—	—	—	6,313
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,710	—	104	—	—	—	8,814

Other investment funds	26,934	(41)	1,845	8,956	—	—	37,694

Total	¥38,457	¥(66)	¥1,808	¥13,295	¥—	¥(537)	¥52,957

	Foreign offices and subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other investment funds	¥5,085	¥—	¥129	¥4,366	¥402	¥—	¥9,982
Other investments	563	—	(28)	(179)	—	—	356

Total	¥5,648	¥—	¥101	¥4,187	¥402	¥—	¥10,338

	Domestic subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other debt securities	¥6,356	¥45	¥298	¥(637)	¥108	¥(175)	¥5,995
Non-Japanese marketable equity securities	93	—	(6)	—	—	—	87
Japanese pooled funds:
Non-Japanese debt securities	6,313	12	444	(962)	—	—	5,807
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,814	12	444	(962)	—	—	8,308

Other investment funds	37,694	1	917	2,073	412	—	41,097

Other investments	—	7	(1)	(72)	66	—	—

Total	¥52,957	¥65	¥1,652	¥402	¥586	¥(175)	¥55,487

	Foreign offices and subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other investment funds	¥9,982	¥—	¥577	¥1,723	¥—	¥—	¥12,282
Other investments	356	—	(35)	23	—	—	344

Total	¥10,338	¥—	¥542	¥1,746	¥—	¥—	¥12,626

Defined Contribution Plans

The MUFG Group maintains several qualified defined contribution plans in its domestic and foreign offices and subsidiaries, all of which are administered in accordance with applicable local laws and regulations. Each office and subsidiary matches eligible employee contributions up to a certain percentage of benefits-eligible compensation per pay period, subject to plan and legal limits. Terms of the plan, including matching percentage and vesting periods, are individually determined by each office and subsidiary.

The cost of these defined contribution plans charged to operations for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥4,735 million, ¥5,525 million and ¥5,775 million, respectively.